PRUDENTIALS GIBRALTAR FUND
Prudential’s Gibraltar Fund FUND SUMMARY
Investment Objective
The investment objective of the Fund is growth of capital to an extent compatible with a concern for preservation of principal. Current income, if any, is incidental.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not show charges that are imposed by the investment plan contracts or the variable annuity contracts. Because contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your contract for additional information about contract charges.
Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PRUDENTIALS GIBRALTAR FUND
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.62%

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The following example does not include the effect of contract charges. For more information about contract charges see your contract.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated. The example assumes a 5% return each year and that the Fund’s operating expenses remain the same as shown in the chart above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PRUDENTIALS GIBRALTAR FUND	63	199	346	774

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
PRUDENTIALS GIBRALTAR FUND	63	199	346	774

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies.

The Fund invests primarily in common stock and other securities convertible into common stock. Those investments can include American Depository Receipts, which are dollar-denominated certificates representing a right to receive securities of a foreign issuer.

The Fund’s portfolio managers seek to invest in medium to large companies that they believe possess sustainable, above-market growth in revenues, earnings, and cash flows and reasonable valuations, resulting in a portfolio that exhibits growth characteristics blended with valuations comparable to that of the market.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is subject to investment risks. Loss of money is a risk of investing in the Fund.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Fund could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Fund invests could go down.

Growth style risk. There is a risk that the growth investment style may be out of favor for a period of time. Investors often expect growth companies to increase their earnings at a certain rate.

Market and management risk. Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser in making investment decisions for the Fund may not produce the desired results.

Expense risk. Your actual cost of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses,” above for a variety of reasons, including, for example, if the Fund’s average net assets decreases significantly.

Past Performance.
The information provided below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future. The Fund’s returns are shown after deduction of Fund expenses. They do not include any charges under the investment contracts or variable annuity contracts. If those contract charges were included, the annual returns would be lower than those shown.
Annual Total Returns (Class I Shares)

Best Quarter:		Worst Quarter:
15.27%	2nd Quarter 2003	-21.77%	4th Quarter 2008

Average Annual Total Returns % (For the periods ended December 31, 2011)
Average Annual Total Returns	One Year	Five Years	Ten Years
PRUDENTIALS GIBRALTAR FUND	1.57%	1.88%	3.26%
PRUDENTIALS GIBRALTAR FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
PRUDENTIALS GIBRALTAR FUND Lipper Average (reflects no deduction for fees, expenses or taxes)	(1.01%)	(1.17%)	2.41%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIALS GIBRALTAR FUND
Central Index Key	dei_EntityCentralIndexKey	0000080946
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 16, 2012
Prospectus Date	rr_ProspectusDate	Apr 16, 2012
PRUDENTIALS GIBRALTAR FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential’s Gibraltar Fund FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is growth of capital to an extent compatible with a concern for preservation of principal. Current income, if any, is incidental.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not show charges that are imposed by the investment plan contracts or the variable annuity contracts. Because contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your contract for additional information about contract charges.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The following example does not include the effect of contract charges. For more information about contract charges see your contract.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated. The example assumes a 5% return each year and that the Fund’s operating expenses remain the same as shown in the chart above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stock and other securities convertible into common stock. Those investments can include American Depository Receipts, which are dollar-denominated certificates representing a right to receive securities of a foreign issuer.

The Fund’s portfolio managers seek to invest in medium to large companies that they believe possess sustainable, above-market growth in revenues, earnings, and cash flows and reasonable valuations, resulting in a portfolio that exhibits growth characteristics blended with valuations comparable to that of the market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is subject to investment risks. Loss of money is a risk of investing in the Fund.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Fund could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Fund invests could go down.

Growth style risk. There is a risk that the growth investment style may be out of favor for a period of time. Investors often expect growth companies to increase their earnings at a certain rate.

Market and management risk. Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser in making investment decisions for the Fund may not produce the desired results.

Expense risk. Your actual cost of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses,” above for a variety of reasons, including, for example, if the Fund’s average net assets decreases significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information provided below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future. The Fund’s returns are shown after deduction of Fund expenses. They do not include any charges under the investment contracts or variable annuity contracts. If those contract charges were included, the annual returns would be lower than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provided below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a group of similar mutual funds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Fund will achieve similar results in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class I Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
15.27%	2nd Quarter 2003	-21.77%	4th Quarter 2008

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (For the periods ended December 31, 2011)
PRUDENTIALS GIBRALTAR FUND | PRUDENTIALS GIBRALTAR FUND
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	774
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(26.23%)
2003	rr_AnnualReturn2003	29.99%
2004	rr_AnnualReturn2004	11.27%
2005	rr_AnnualReturn2005	11.74%
2006	rr_AnnualReturn2006	5.32%
2007	rr_AnnualReturn2007	11.72%
2008	rr_AnnualReturn2008	(35.21%)
2009	rr_AnnualReturn2009	40.15%
2010	rr_AnnualReturn2010	6.54%
2011	rr_AnnualReturn2011	1.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.77%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.57%
Five Years	rr_AverageAnnualReturnYear05	1.88%
Ten Years	rr_AverageAnnualReturnYear10	3.26%
PRUDENTIALS GIBRALTAR FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.09%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
PRUDENTIALS GIBRALTAR FUND | Lipper Average (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.01%)
Five Years	rr_AverageAnnualReturnYear05	(1.17%)
Ten Years	rr_AverageAnnualReturnYear10	2.41%